Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 31.7%	Par	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	$6,010,000	$5,460,491
AIB Group PLC, 5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (a)	2,635,000	2,723,962
AT&T, Inc., 5.40%, 02/15/2034	5,245,000	5,365,176
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,625,000	2,729,075
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	2,600,000	2,626,404
Biogen, Inc., 5.75%, 05/15/2035	5,295,000	5,477,717
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (a)	5,245,000	5,428,104
Brookfield Asset Management Ltd., 4.65%, 11/15/2030	5,520,000	5,473,965
Centene Corp., 3.00%, 10/15/2030	6,450,000	5,656,323
CF Industries, Inc., 5.30%, 11/26/2035	5,560,000	5,539,663
Credit Agricole SA, 6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (a)	5,230,000	5,425,935
Dominion Energy, Inc., 5.45%, 03/15/2035	2,620,000	2,641,018
Eastman Chemical Co., 5.75%, 03/08/2033	5,290,000	5,472,284
Expedia Group, Inc., 5.40%, 02/15/2035	5,445,000	5,404,171
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	5,585,000	5,492,401
Intesa Sanpaolo SpA, 7.80%, 11/28/2053 (a)	4,390,000	5,133,576
Keysight Technologies, Inc., 4.95%, 10/15/2034	5,525,000	5,469,888
Kroger Co., 5.00%, 09/15/2034	5,555,000	5,486,669
Minerva Luxembourg SA, 8.88%, 09/13/2033 (a)	2,550,000	2,726,702
MSCI, Inc., 3.88%, 02/15/2031 (a)	2,905,000	2,747,752
National Grid PLC, 5.42%, 01/11/2034	5,380,000	5,484,573
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	4,945,000	5,464,713
PPG Industries, Inc., 4.38%, 03/15/2031	5,570,000	5,487,145
Prologis LP, 5.00%, 03/15/2034	5,480,000	5,494,735
Regal Rexnord Corp., 6.30%, 02/15/2030	5,240,000	5,492,639
Revvity, Inc., 2.25%, 09/15/2031	9,450,000	8,257,808
Societe Generale SA
5.34% (SOFR + 1.66%), 01/19/2028 (a)	5,660,000	5,702,932
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (a)	2,635,000	2,722,210
Sprint Capital Corp., 8.75%, 03/15/2032	4,505,000	5,359,031
Suzano Austria GmbH, 5.00%, 01/15/2030	2,725,000	2,692,417
Takeoff Merger Sub, Inc., 4.40%, 03/24/2028 (a)	5,480,000	5,452,526
United Rentals North America, Inc., 4.00%, 07/15/2030	2,885,000	2,742,468
US Bancorp
4.97% to 07/22/2032 then SOFR + 2.11%, 07/22/2033	2,760,000	2,731,159
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	2,543,000	2,655,264
VeriSign, Inc., 5.25%, 06/01/2032	5,435,000	5,476,498
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	2,830,000	2,788,857
Vertiv Holdings Co., 4.85%, 03/15/2036	2,815,000	2,738,396
Yara International ASA, 7.38%, 11/14/2032 (a)	2,450,000	2,736,092
TOTAL CORPORATE BONDS (Cost $172,719,267)		171,960,739

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	426,429	411,811
Pool QD7054, 3.00%, 02/01/2052	1,407,455	1,247,096
Pool QE0380, 2.50%, 04/01/2052	136,324	116,732
Pool RA6064, 2.50%, 09/01/2051	3,827,581	3,297,815
Pool RA7784, 4.50%, 08/01/2052	3,258,153	3,161,113
Pool RA7935, 5.00%, 09/01/2052	4,495,538	4,490,402
Pool RC3538, 5.50%, 06/01/2040	526,570	541,096
Pool RJ6332, 5.00%, 03/01/2056	1,101,000	1,086,762
Pool RQ0051, 6.50%, 09/01/2055	864,598	894,326
Pool SB1179, 5.50%, 05/01/2039	2,099,591	2,160,653
Pool SD1641, 4.50%, 09/01/2052	2,614,596	2,545,162
Pool SD2875, 5.00%, 05/01/2053	2,629,558	2,618,501
Pool SD3234, 2.50%, 12/01/2051	6,467,594	5,483,444
Pool SD3477, 6.50%, 08/01/2053	2,120,502	2,229,191
Pool SD4053, 6.00%, 10/01/2053	1,032,073	1,058,752
Pool SD7556, 3.00%, 08/01/2052	1,665,668	1,484,239
Pool SL1512, 6.00%, 06/01/2055	2,387,445	2,435,762
Pool SL1677, 4.50%, 05/01/2053	2,112,519	2,048,074
Pool SL2867, 5.50%, 10/01/2054	2,671,466	2,695,724
Pool SL2893, 4.00%, 02/01/2053	1,446,989	1,381,139
Pool SL4197, 5.00%, 02/01/2056	4,082,317	4,045,329
Series 4107, Class LI, 3.00%, 08/15/2027 (b)	587,481	6,556
Series 4143, Class IA, 3.50%, 09/15/2042 (b)	569,189	30,988
Federal National Mortgage Association
2.00%, 04/15/2056 (c)	22,919,000	18,465,910
3.00%, 04/15/2056 (c)	12,917,000	11,347,481
3.50%, 04/15/2056 (c)	3,230,000	2,961,517
Pool BH7686, 4.50%, 12/01/2047	63,130	61,322
Pool BK5105, 5.50%, 05/01/2048	70,658	72,054
Pool BK8032, 5.50%, 06/01/2048	152,057	155,912
Pool BN4921, 5.50%, 01/01/2049	104,294	106,348
Pool BN4936, 5.50%, 12/01/2048	138,519	141,794
Pool BQ7973, 2.00%, 02/01/2051	1,674,518	1,362,877
Pool BT7699, 4.00%, 09/01/2051	1,419,102	1,383,250
Pool BV4532, 3.50%, 03/01/2052	1,136,997	1,049,097
Pool CA3823, 4.00%, 07/01/2049	3,057,471	2,933,593
Pool CB2909, 3.50%, 02/01/2052	1,252,753	1,157,391
Pool CB7235, 5.00%, 10/01/2053	1,021,879	1,011,920
Pool CB8874, 6.50%, 07/01/2054	1,466,238	1,519,119
Pool DA0025, 6.00%, 09/01/2053	2,814,498	2,902,697
Pool FA1423, 4.50%, 04/01/2054	3,883,044	3,766,593
Pool FA2601, 2.00%, 08/01/2051	2,528,588	2,057,068
Pool FA2647, 5.50%, 08/01/2055	4,104,002	4,172,195
Pool FA3407, 2.00%, 04/01/2052	1,711,338	1,411,753
Pool FA4232, 5.50%, 04/01/2055	1,575,706	1,588,689
Pool FS0195, 2.50%, 01/01/2052	3,304,595	2,821,785
Pool FS0348, 2.00%, 01/01/2052	1,221,547	1,000,672
Pool FS0731, 2.00%, 02/01/2052	883,600	726,328
Pool FS1186, 3.50%, 01/01/2050	2,547,381	2,339,491
Pool FS1381, 3.00%, 03/01/2052	967,389	851,386
Pool FS1480, 2.50%, 11/01/2051	495,599	425,547
Pool FS4270, 2.00%, 03/01/2052	3,392,504	2,778,171
Pool FS4862, 2.50%, 10/01/2051	6,557,622	5,565,715
Pool FS5458, 5.50%, 08/01/2053	5,957,879	5,996,773
Pool FS6744, 2.50%, 10/01/2051	5,488,680	4,733,209
Pool FS7086, 5.50%, 09/01/2053	4,103,373	4,164,301
Pool FS8791, 6.00%, 08/01/2054	4,602,025	4,695,957
Pool FS9155, 5.50%, 09/01/2054	2,058,231	2,083,535
Pool FS9203, 6.00%, 09/01/2054	859,866	878,825
Pool FS9366, 2.50%, 04/01/2052	1,910,959	1,619,208
Pool MA2897, 3.00%, 02/01/2037	311,557	296,001
Pool MA4565, 3.50%, 03/01/2052	1,861,585	1,714,198
Pool MA5496, 5.00%, 10/01/2054	529,697	523,135
Pool MB0291, 5.00%, 12/01/2054	2,645,275	2,611,419
Series 2012-65, Class HJ, 5.00%, 07/25/2040	120,893	122,173
Series 2021-95, Class WI, 2.21%, 02/25/2035 (b)(d)	2,757,733	181,314
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	165,535	169,081
Pool 781950, 4.50%, 07/15/2035	332,769	330,102
Pool 783467, 4.00%, 10/15/2041	2,104,667	2,026,068
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,507,325	2,368,583
Pool MA2754, 3.50%, 04/20/2045	809,084	762,659
Pool MA7106, 2.00%, 01/20/2036	420,589	394,547
Pool MA7164, 2.00%, 02/20/2036	397,909	373,273
Pool MA7774, 6.00%, 11/20/2051	190,183	197,386
Government National Mortgage Association
Series 2017-167, Class SE, 2.41% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (b)(e)	1,532,919	186,140
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,139	658,905
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	846,935
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,214,831
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	929,607
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,707,245
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $167,543,464)		163,393,752

U.S. TREASURY SECURITIES - 23.8%	Par	Value
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,355,498
4.13%, 08/15/2053	6,000,000	5,263,594
4.75%, 05/15/2055	20,250,000	19,723,975
United States Treasury Note
4.88%, 04/30/2026	13,000,000	13,011,495
3.25%, 06/30/2027	2,800,000	2,780,859
3.75%, 08/15/2027	15,000,000	14,982,715
3.88%, 03/15/2028	1,000,000	1,001,250
3.50%, 04/30/2028	2,980,000	2,961,491
2.88%, 05/15/2028	13,560,000	13,304,691
3.13%, 11/15/2028	18,000,000	17,689,922
4.25%, 06/30/2029	5,000,000	5,061,719
3.88%, 07/31/2030	5,000,000	4,992,285
0.88%, 11/15/2030	1,565,000	1,364,362
4.50%, 11/15/2033	2,200,000	2,245,976
United States Treasury STRIP, 4.40%, 05/15/2043 (f)	54,020,000	22,786,780
TOTAL U.S. TREASURY SECURITIES (Cost $133,088,089)		129,526,612

ASSET-BACKED SECURITIES - 7.0%	Par	Value
AutoNation Finance Trust
Series 2026-1A, Class A4, 4.18%, 06/11/2031 (a)	4,053,000	4,039,247
Series 2026-1A, Class B, 4.42%, 06/11/2031 (a)	4,146,000	4,125,442
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	3,020,000	3,044,916
CarMax Select Receivables Trust
Series 2024-A, Class A2A, 5.78%, 09/15/2027	25,143	25,157
Series 2026-A, Class A2A, 4.03%, 12/17/2029	1,850,000	1,849,386
FHF Trust
Series 2024-1A, Class A2, 5.69%, 02/15/2030 (a)	847,127	852,320
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (a)	779,081	784,542
Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	1,230,800	1,228,309
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,531,982
Series 2024-D, Class B, 4.88%, 09/15/2030	1,000,000	1,011,122
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	2,490,000	2,512,152
Series 2025-C, Class B, 4.13%, 01/15/2032	1,740,000	1,729,092
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029 (a)	1,615,000	1,620,282
Series 2025-2A, Class A4, 4.57%, 11/15/2030 (a)	1,745,000	1,761,063
Series 2026-1A, Class A4, 3.98%, 01/15/2032 (a)	1,555,000	1,536,237
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,483,983	2,500,554
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	5,859,000	5,983,305
TOTAL ASSET-BACKED SECURITIES (Cost $38,022,613)		38,135,108

FOREIGN GOVERNMENT AGENCY ISSUES - 4.6%	Par	Value
European Investment Bank
0.75%, 10/26/2026	5,785,000	5,687,735
1.38%, 03/15/2027	19,655,000	19,211,610
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $25,039,351)		24,899,345

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%	Par	Value
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	296,641
Series Q007, Class APT1, 6.15%, 10/25/2047 (d)	81,799	81,752
Series Q010, Class APT1, 6.19%, 04/25/2046 (d)	39,498	39,699
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	227,191	244,064
Pool BS6456, 3.58%, 09/01/2032	3,000,000	2,870,287
Pool BS8643, 4.48%, 06/01/2030	2,121,000	2,136,863
Pool BZ0435, 4.30%, 03/01/2031	575,000	575,697
Pool BZ4395, 4.62%, 07/01/2032	1,943,000	1,964,325
Pool BZ4627, 4.31%, 08/01/2030	2,810,000	2,824,044
Pool BZ4643, 4.21%, 08/01/2030	2,865,000	2,862,349
Pool BZ4906, 4.71%, 09/01/2030	2,531,000	2,569,416
Pool BZ4911, 4.24%, 09/01/2032	1,855,000	1,843,254
Pool BZ5419, 4.17%, 11/01/2030	2,860,000	2,857,047
Pool BZ5602, 4.28%, 11/01/2030	439,174	439,748
Pool BZ5677, 4.09%, 11/01/2032	1,578,000	1,553,393
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (b)(d)	199,792	4,158
Series 2014-45, Class BI, 0.47%, 07/16/2054 (b)(d)	312,532	2,333
Series 2015-172, Class IO, 0.58%, 03/16/2057 (b)(d)	186,515	3,644
Series 2016-40, Class IO, 0.55%, 07/16/2057 (b)(d)	352,632	6,875
Series 2016-56, Class IO, 0.96%, 11/16/2057 (b)(d)	234,340	9,936
Series 2016-98, Class IO, 0.86%, 05/16/2058 (b)(d)	322,474	13,560
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,403,941)		23,199,085

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%	Par	Value
BX Trust
Series 2024-VLT4, Class A, 5.16% (1 mo. Term SOFR + 1.49%), 06/15/2041 (a)	2,725,000	2,711,347
Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042 (a)	2,780,000	2,764,894
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,494,986)		5,476,241

MUNICIPAL BONDS - 1.0%	Par	Value
California Health Facilities Financing Authority, 3.03%, 06/01/2034	2,650,000	2,358,596
City & County of Honolulu HI, 3.00%, 09/01/2027	100,000	98,887
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029	430,000	422,978
Colorado Health Facilities Authority, 3.36%, 12/01/2030	1,325,000	1,244,224
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	925,908
University of California, 2.99%, 05/15/2026	355,000	354,584
TOTAL MUNICIPAL BONDS (Cost $5,867,273)		5,405,177

SHORT-TERM INVESTMENTS - 3.5%	Shares	Value
Money Market Funds - 3.4% First American Government Obligations Fund - Class Z, 3.54% (g)	18,582,414	18,582,414

U.S. Treasury Bills - 0.1%	Par
3.65%, 06/25/2026 (f)(h)	800,000	793,234
TOTAL SHORT-TERM INVESTMENTS (Cost $19,375,581)		19,375,648

TOTAL INVESTMENTS - 107.0% (Cost $590,554,565)		581,371,707
Liabilities in Excess of Other Assets - (7.0)% )		(38,282,669)
TOTAL NET ASSETS - 100.0%		$543,089,038

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Interest only security.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	Zero-coupon bond. The rate shown is the effective yield as of March 31, 2026.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(h)	This security is pledged as collateral in connection with open futures contracts. The rate shown is the annualized effective yield as of March 31, 2026.

Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	117	06/30/2026	$24,439,833	$24,271,100	$(168,733)
U.S. Treasury 5 Year Note	193	06/30/2026	21,068,560	20,878,680	(189,880)
U.S. Treasury Long Bonds	11	06/18/2026	1,255,398	1,252,625	(2,773)
U.S. Treasury Ultra Bonds	26	06/18/2026	3,100,895	3,030,625	(70,270)
			$49,864,686	$49,433,030	$(431,656)
					–
Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(81)	06/18/2026	$(9,359,722)	$(9,194,766)	$164,956
U.S. Treasury 10 Year Notes	(122)	06/18/2026	(13,737,717)	(13,547,719)	189,998
			$(23,097,439)	$(22,742,485)	$354,954
Total Unrealized Appreciation (Depreciation)					$(76,702)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Sustainable Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$171,960,739	$–	$171,960,739
Agency Residential Mortgage-Backed Securities	–	163,393,752	–	163,393,752
U.S. Treasury Securities	–	129,526,612	–	129,526,612
Asset-Backed Securities	–	38,135,108	–	38,135,108
Foreign Government Agency Issues	–	24,899,345	–	24,899,345
Agency Commercial Mortgage-Backed Securities	–	23,199,085	–	23,199,085
Non-Agency Commercial Mortgage-Backed Securities	–	5,476,241	–	5,476,241
Municipal Bonds	–	5,405,177	–	5,405,177
Money Market Funds	18,582,414	–	–	18,582,414
U.S. Treasury Bills	–	793,234	–	793,234
Total Investments	$18,582,414	$562,789,293	$–	$581,371,707